Expense Example - MAI Managed Volatility Fund	Dec. 30, 2025 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 150
Expense Example, with Redemption, 3 Years	1,040
Expense Example, with Redemption, 5 Years	1,944
Expense Example, with Redemption, 10 Years	4,261
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	705
Expense Example, with Redemption, 10 Years	$ 1,561